CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited)
Net loss	$ (1,542,438)	$ (711,801)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21,401	13,063
Writeoff of patent expense	7,683	0
Receivables	(159,641)	(2,316)
Prepaid expense	(279,818)	34,929
Inventory	(97,157)	(67,144)
Due from related parties	32,058	(30,397)
Lease security deposit	(65,346)	(3,425)
Accounts payable and accrued expenses	174,656	101,175
Customer deposits	(11,028)	11,028
Advances from prospective customers/distributors	(272,940)	757,896
Due to related parties	1,171,709	(1,901)
Net cash used in operating activities	(1,020,861)	101,107
Cash flows from investing activities:
Purchases of property and equipment	(564,718)	(42,556)
Purchase of intangible assets		(54,912)
Net cash used in investing activities	(564,718)	(97,468)
Cash flows from financing activities:
Capital Contributions to Yubo Beijing	127,164	634,756
Sales of ordinary shares on September 11, 2020	0	750,000
Net cash provided by financing activities	127,164	1,384,756
Effect of exchange rate changes	103,408	(7,133)
Net increase (decrease) in cash	(1,355,007)	1,381,262
Cash at beginning of period	1,382,524	1,262
Cash at end of period	27,517	1,382,524
Supplemental Cash Flow Information:
Income taxes paid	0	$ 0
Non-cash Investing Activities:
Operating lease right of use assets acquired	$ 3,174,930